Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of outstanding short-term and long-term debt
The following table sets forth our outstanding short-term and long-term debt:

	As of December 31, 2021	As of December 31, 2020
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	$4,874	$5,026
Loan with Bank Sabadell Mexico S.A. principal amount 83,831,941 Mexican Pesos	2,109	3,833
Loan with Bank Sabadell Mexico S.A. principal amount 20,000,000 Mexican Pesos	—	1,005
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	419	699
Loan with Itaú Unibanco S.A. principal amount 20,200,000 Reais	3,167	—

Long-term debt, including current maturities	$10,569	$10,563

Less: Current maturities of long-term debt	169	196

Long-term debt, excluding current maturities	$10,400	$10,367

Short-term debt, including current maturities of long-term debt	16,283	8,949

Total short-term and long-term debt	$26,683	$19,316

Summary of changes in debt
The changes in the balance of the total debt as of December 31, 2021 and 2020 consist of the following:

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$19,316	$19,209
Debt acquired on business combinations	—	9,335
Borrowings obtained	3,943	640
Payment of borrowings	(2,913)	(375)
Accrued interest	718	196
Interest paid	(241)	(195)
Foreign currency translation adjustment	(1,474)	962
Short-term loans, net	7,334	(10,456)

Balance, end of year	$26,683	$19,316

Summary of long-term debt instruments
The following table shows the details of the long-term debt outstanding as of December 31, 2021:

Loan	Issuance date	Maturity date	Currency	Principal amount in original currency	Principal amount in U.S. dollars	Interest rate	Interest payment
HSBC Mexico, S.A. (2)	February 2020	March 2023	Mexican Pesos	100,000,000	5,100	TIIE(1)+3.25%	Monthly
Bank Sabadell Mexico S.A. (2)	January 2020	March 2023	Mexican Pesos	83,831,941	4,433	TIIE(1)+2.5%	Monthly
Banco de Crédito e Inversiones	June 2020	May 2024	Chilean Pesos	500,000,000	640	3.50	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	20,200,000	3,571	4	Quarterly

(1)
TIIE represents an interbank interest rate in Mexico. As of December 31, 2021 and 2020, interest rates for HSBC Mexico, S.A. loan were 9.965% and 7.5%, respectively; and interest rates for Bank Sabadell Mexico S.A. loan were 8.915% and 6.75%, respectively.

(2)	Fully and unconditionally guaranteed by Despegar.com, Corp.